Document and Entity Information	Sep. 10, 2019
Document and Entity Information [Abstract]
Document Type	8-K/A
Document Period End Date	Sep. 10, 2019
Entity File Number	000-26966
Entity Registrant Name	Advanced Energy Industries, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-0846841
Entity Address, Address Line One	1625 Sharp Point Drive
Entity Address, State or Province	CO
Entity Address, City or Town	Fort Collins
Entity Address, Postal Zip Code	80525
City Area Code	(970)
Local Phone Number	221-4670
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	AEIS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000927003
Amendment Flag	true
Amendment Description	On September 10, 2019, Advanced Energy Industries, Inc. (the “Company”) filed with the Securities and Exchange Commission a Current Report on Form 8-K (the “Form 8-K”) to report the completion of its acquisition of Artesyn Embedded Technologies, Inc.’s (“Artesyn”) Embedded Power (“Embedded Power”) business pursuant to that certain Stock Purchase Agreement, dated May 14, 2019, as amended by the First Amendment to Stock Purchase Agreement, dated September 9, 2019, by and among the Company, Artesyn, Pontus Holdings, LLC and Pontus Intermediate Holdings II, LLC. Prior to the acquisition of Artesyn, Artesyn engaged in a pre-acquisition reorganization which divested its embedded computing business and its consumer business (such divested businesses, the “Artesyn Legacy Businesses”).